Accumulated other comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ 2,086	$ 1,050
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	1,351
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(315)
Other comprehensive income (loss)	1,036	719	$ (1,041)
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-Sale, Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	117	4
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	113
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0
Other comprehensive income (loss)	113
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	388	875
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(172)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(315)
Other comprehensive income (loss)	(487)
Accumulated Foreign Currency Adjustment Attributable to Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	1,581	$ 171
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	1,410
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0
Other comprehensive income (loss)	$ 1,410